Segment Information	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Segment Information

19. Segment Information

The Company has two operating segments, Passive Safety and Electronics. Passive Safety includes Autoliv’s airbag and seatbelt products and components, while Electronics combines all of Autoliv’s electronics resources and expertise in passive safety electronics, brake control systems and active safety. The operating results of the operating segments are regularly reviewed by the Company’s chief operating decision maker to assess the performance of the individual operating segments and make decisions about resources to be allocated to the operating segments.

NET SALES, INCLUDING INTERSEGMENT SALES	2016	2015	2014
Passive Safety	$7,918.8	$7,621.2	$7,800.1
Electronics	2,215.6	1,588.7	1,488.9
Total segment sales	10,134.4	9,209.9	9,289.0
Corporate and other	5.8	14.7	20.1
Intersegment sales	(66.6)	(55.0)	(68.6)

Total net sales	$10,073.6	$9,169.6	$9,240.5

INCOME BEFORE INCOME TAXES	2016	2015	2014
Passive Safety	$817.7	$669.2	$598.1
Electronics	61.5	64.5	76.0
Segment operating income	879.2	733.7	674.1
Corporate and other	(31.5)	(5.9)	48.5
Interest and other non-operating expenses, net	(46.5)	(56.8)	(62.5)
Income from equity method investments	2.6	4.7	6.9

Income before income taxes	$803.8	$675.7	$667.0

CAPITAL EXPENDITURES	2016	2015	2014
Passive Safety	$394.7	$405.6	$389.0
Electronics	100.9	53.2	64.1
Corporate and other	11.2	7.0	2.9

Total capital expenditures	$506.8	$465.8	$456.0

DEPRECIATION AND AMORTIZATION	2016	2015	2014
Passive Safety	$278.5	$264.5	$254.6
Electronics	96.1	49.3	45.2
Corporate and other	8.4	5.3	5.6

Total depreciation and amortization	$383.0	$319.1	$305.4

SEGMENT ASSETS	2016	2015
Passive Safety	$5,637.0	$5,539.3
Electronics	1,715.5	966.5
Segment assets	$7,352.5	$6,505.8
Corporate and other 1)	881.9	1,019.7

Total assets	$8,234.4	$7,525.5

1) Corporate and other assets mainly consist of cash and cash equivalents, income taxes and equity method investments.

The Company’s customers consist of all major European, U.S. and Asian automobile manufacturers. Sales to individual customers representing 10% or more of net sales were:

In 2016: Renault 11% (incl. Nissan), Ford 11% and Hyundai/Kia 11%.

In 2015: GM 12% (incl. Opel, etc.), Ford 12% and Renault 10% (incl. Nissan).

In 2014: GM 14% (incl. Opel, etc.), Ford 11% and Renault 11% (incl. Nissan).

NET SALES BY REGION	2016	2015	2014
Asia	$3,617.4	$3,077.4	$3,097.9
Whereof: China	1,766.2	1,523.7	1,521.6
Japan	949.7	668.0	687.7
Rest of Asia	901.5	885.7	888.6
Americas	3,380.4	3,264.8	3,099.4
Europe	3,075.8	2,827.4	3,043.2

Total	$10,073.6	$9,169.6	$9,240.5

The Company has attributed net sales to the geographic area based on the location of the entity selling the final product.

External sales in the U.S. amounted to $2,694 million, $2,469 million and $2,269 million in 2016, 2015 and 2014, respectively. Of the external sales, exports from the U.S. to other regions amounted to approximately $645 million, $527 million and $459 million in 2016, 2015 and 2014, respectively.

NET SALES BY PRODUCT	2016	2015	2014
Airbag products1)	$5,255.8	$5,036.2	$5,019.3
Seatbelt products1)	2,665.2	2,599.1	2,800.1
Passive Safety Electronic products	1,031.0	923.2	932.0
Active Safety products	738.6	611.1	489.1
Brake Control Systems	383.0	—	—

Total net sales	$10,073.6	$9,169.6	$9,240.5

1) Including Corporate and other sales.

LONG-LIVED ASSETS	2016	2015
Asia	$1,147	$739
Whereof: China	556	434
Japan	376	103
Rest of Asia	215	202
Americas	2,206	2,027
Europe	741	721

Total	$4,094	$3,487

Long-lived assets in the U.S. amounted to $2,018 million and $1,863 million for 2016 and 2015, respectively. For 2016, $1,678 million (2015, $1,595 million) of the long-lived assets in the U.S. refers to intangible assets, principally from acquisition goodwill.